ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.2%
	AEROSPACE & DEFENSE - 3.6%
15,000	AeroVironment, Inc.(a)(b)	$ 930,450
175,000	AEye, Inc.(a)	847,000
		1,777,450
	ASSET MANAGEMENT - 0.5%
25,000	MedTech Acquisition Corp(a)	247,000

	AUTOMOTIVE - 2.3%
100,000	Aurora Innovation, Inc.(a)(b)	1,126,000

	BIOTECH & PHARMA - 2.1%
50,000	Bioxcel Therapeutics, Inc.(a)(b)	1,016,500

	DIVERSIFIED INDUSTRIALS - 2.5%
12,500	Omron Corporation	1,243,976

	ELECTRICAL EQUIPMENT - 13.4%
50,000	ABB Ltd.	1,915,162
37,500	Allied Motion Technologies, Inc.	1,368,375
10,000	AMETEK, Inc.	1,470,400
25,000	CyberOptics Corporation(a)	1,162,500
10,000	Renishaw plc	647,428
		6,563,865
	MACHINERY - 31.7%
40,000	ATS Automation Tooling Systems, Inc.(a)	1,590,943
10,000	FANUC Corporation	2,117,147
22,500,000	FBR Ltd.(a)	703,421
30,000	GEA Group A.G.	1,640,639
5,000	Kardex Holding A.G.	1,646,271
2,500	Keyence Corporation	1,569,189
500,000	Kraken Robotics, Inc.(a)	148,438
15,000	Krones A.G.	1,635,863
10,000	KUKA A.G.	830,156
55,000	Sandvik A.B.(c)	1,534,485
125,000	Scott Technology Ltd.	278,139

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	MACHINERY - 31.7% (Continued)
35,000	Yaskawa Electric Corporation	$ 1,714,212
		15,408,903
	MEDICAL EQUIPMENT & DEVICES - 21.8%
275,000	Accuray, Inc.(a)(b)	1,311,750
50,000	ClearPoint Neuro, Inc.(a)(b)	561,000
5,000	Intuitive Surgical, Inc.(a)	1,796,500
100,000	Microbot Medical, Inc.(a)(b)	750,000
35,000	PROCEPT BioRobotics Corporation(a)(b)	875,350
20,000	Siemens Healthineers A.G.	1,497,011
375,000	Stereotaxis, Inc.(a)	2,324,999
2,500	Tecan Group A.G.(c)	1,524,173
		10,640,783
	METALS & MINING - 2.3%
25,000	MP Materials Corporation(a)(b)	1,135,500

	SEMICONDUCTORS - 3.8%
40,000	Infineon Technologies A.G.	1,854,092

	SOFTWARE - 3.7%
10,000	Omnicell, Inc.(a)(b)	1,804,400

	TECHNOLOGY HARDWARE - 6.9%
175,000	Draganfly, Inc.(a)	285,250
15,000	Nidec Corporation(c)	1,761,104
150,000	Vuzix Corporation(a)(b)	1,300,500
		3,346,854
	TRANSPORTATION & LOGISTICS - 2.6%
14,000	GXO Logistics, Inc.(a)(b)	1,271,620

	TOTAL COMMON STOCKS (Cost $36,210,852)	47,436,943

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 20.3%
INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 20.3%
9,925,329	Mount Vernon Liquid Assets Portfolio, 0.10% (Cost $9,925,329)(d),(e)	$ 9,925,329

	TOTAL INVESTMENTS - 117.5% (Cost $46,136,181)	$ 57,362,272
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.5)%	(8,555,954)
	NET ASSETS - 100.0%	$ 48,806,318

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $9,508,717.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $9,925,329 at December 31, 2021.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2021.